Additional Information of Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Additional Information of Expenses by Nature

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
a. Depreciation of property, plant and equipment and right-of-use assets

Recognized in cost of revenue	$264,804.7	$256,530.9	$299,311.4
Recognized in operating expenses	23,292.3	24,856.7	25,191.3
Recognized in other operating income and expenses	27.9	24.2	35.7

	$288,124.9	$281,411.8	$324,538.4

b. Amortization of intangible assets

Recognized in cost of revenue	$2,073.5	$3,069.9	$4,837.7
Recognized in operating expenses	2,347.9	2,402.5	2,348.5

	$4,421.4	$5,472.4	$7,186.2

c. Employee benefits expenses

Post-employment benefits
Defined contribution plans	$2,568.9	$2,609.7	$2,809.5
Defined benefit plans	281.8	259.6	204.9

	2,850.7	2,869.3	3,014.4
Other employee benefits	105,364.2	107,115.3	137,803.0

	$108,214.9	$109,984.6	$140,817.4

Employee benefits expense summarized by function
Recognized in cost of revenue	$63,597.7	$64,702.0	$83,099.0
Recognized in operating expenses	44,617.2	45,282.6	57,718.4

	$108,214.9	$109,984.6	$140,817.4

Summary of Accrued Profit Sharing Bonus to Employees	Accrued profit sharing bonus to employees is illustrated below:

Summary of Profit Sharing Bonus to Employees and Compensation to Directors